Initial Public Offering (Details) - Isos Acquisition Corporation [Member] - USD ($)			3 Months Ended	9 Months Ended
	Mar. 10, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)			22,500,000	13,892,395
Warrants description				The warrants will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Net proceeds (in Dollars)				$ 249,740,258
Aggregate gross proceeds percentage				50.00%
Percentage of market value				115.00%
Newly issued price				$ 10
Trigger price				18
Share exceeds price				$ 10
Percentage of market value				100.00%
Percentage of newly issued price				180.00%
Redemption of warrants description				Redemptions of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”); and• if, and only if, the last reported sales price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of the redemption to the warrant holders (the “Reference Value”).
Warrants per share price				$ 0.361
Business Combination [Member]
Initial Public Offering (Details) [Line Items]
Price per unit				$ 9.2
Proposed Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)		22,500,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)		25,875,000
Price per unit	$ 10	$ 10
Purchase of units (in Shares)	2,983,700
Net proceeds (in Dollars)	$ 254,837,000
Over funded value (in Dollars) (in Dollars)	$ 1,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)				22,500,000
Price per unit				$ 10
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per unit		11.5		11.5
Share exceeds price				$ 18
Redemption of warrants description				Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00.Once the warrants become exercisable, the Company may redeem the outstanding warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the “fair market value” (as defined below) of the Class A ordinary shares;• if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per public share (as adjusted per share subdivisions, share dividends, reorganizations, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding public warrants, as described above.
Warrants per share price		$ 0.361
Class A Ordinary Shares [Member] | Business Combination [Member]
Initial Public Offering (Details) [Line Items]
Price per unit				$ 9.2
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Price per unit				$ 11.5